Significant Accounting Policies (narrative) (detail) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) Number	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Sales Revenue [Line Items]
Net Sales	$ 1,275,360	$ 1,286,350	$ 1,340,208
Advertising Expense	2,000	1,700	$ 1,500
Deferred Financing Cost, Current	100
Deferred Finance Costs, Noncurrent	$ 100
Seneca Foods Plants [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Number	28
Seneca Foods Warehouses [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties | Number	32
General Mills Operations LLC [Member]
Sales Revenue [Line Items]
UnshippedProduct	$ 58,800
General Mills Operations LLC [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales	$ 126,100	$ 138,600
Net Sales Percentage	11.00%	13.00%	13.00%
Top Ten Customers [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales Percentage	48.00%	49.00%	50.00%
Shipping and Handling Cost [Member] | Sales Revenue Net [Member]
Sales Revenue [Line Items]
Net Sales	$ 38,300	$ 38,800	$ 41,300